Other Payables and Accrued Liabilities - Narrative (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 09, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)
Other Payables and Accrued Liabilities
Acquisition consideration payable	¥ 15,300
Contingent liabilities	0			¥ 1,300
Payables related to the real property companies	73,950	$ 11,019	¥ 73,950
Cash consideration	¥ 3,990